Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00001428571428	$ 0.00001428571428
Ordinary shares, authorized (in Shares)	3,500,000,000	3,500,000,000
Ordinary shares, issued (in Shares)	1,423,285,396	1,423,285,396
Ordinary shares, outstanding (in Shares)	1,423,285,396	1,423,285,396
Treasury stock, shares	269,910	0